Employee Equity and Profit Participation Program - Additional Information (Detail) - Trust for Benefit of Employees [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount borrowed from company to purchase common shares maximum	$ 55,000,000	$ 63,000,000
Amount included in accounts receivable	$ 5,000,000	$ 63,000,000